SEGMENT REPORTING - Narrative (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Number of reportable segments	3
Majority percentage of non-current assets	75.40%	77.50%